                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):
    is a restatement.                       [ X ]
    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 520 White Plains Road
         Suite 500
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 467-5285

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York  January 29, 2002
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $146,882,310



List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                                                            FORM 13F
                                                      Arthur D. Charpentier
                                               ITEM 4:                                   ITEM 7:              ITEM 8:
                      ITEM 2:       ITEM 3:    FAIR           ITEM 5:      ITEM 6:       MANAGERS
ITEM 1:               TITLE         CUSIP      MARKET         SHRS OR      INVESTMENT    See          VOTING AUTHORITY (shares)
NAME OF ISSUER        OF CLASS      NUMBER     VALUE          PRN AMT      DISCRETION    INSTR. V     SOLE   SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    --------     ----   ------  -----

C.H. Robinson
  Worldwide, Inc.   Common         12541W100    9,035,938     312,500       sole                    312,500
Capital One
  Finiancial Corp.  Common         14040H105   43,691,408     809,850       sole                    809,850
Certegy             Common         156880106    6,977,458     203,900       sole                    203,900
Conseco Inc.        Common         550819106   11,180,431   2,506,823       sole                  2,506,823
Credit Suisse
  Group             Common         225990399    4,671,700     110,000       sole                    110,000
Equifax Inc.        Common         294429105    9,864,068     408,450       sole                    408,450
Global Payments
  Inc               Common         37940X102   14,131,520     410,800       sole                    410,800
Hub Group Inc.
  CL-A              Common         443320106    1,692,520     161,500       sole                    161,500
NDC Health
  Corporation       Common         639480102   18,432,425     533,500       sole                    533,500
Schawk Inc.         Common         806373106   18,975,842      95,100       sole                     95,100
Charles Schwab
  Corp.             Common         808513105    1,046,100   1,226,622       sole                  1,226,622
ServiceMaster       Common         81760N109    7,182,900     520,500       sole                    520,500
COLUMN TOTAL                                  146,882,310





















00429001.AE3